AVAILABLE-FOR-SALE INVESTMENTS (Details)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mutual fund USD ($) item	Dec. 31, 2012 Mutual fund CNY	Dec. 31, 2011 Mutual fund CNY item	Apr. 04, 2011 Mutual fund CNY	Dec. 31, 2012 Mutual fund Level one observable inputs USD ($)	Dec. 31, 2012 Mutual fund Level one observable inputs CNY	Dec. 31, 2011 Mutual fund Level one observable inputs CNY	Dec. 31, 2012 Series A preferred shares of an unlisted company CNY	Dec. 31, 2011 Series A preferred shares of an unlisted company CNY item	Dec. 31, 2012 Series A preferred shares of an unlisted company USD ($) item	Apr. 28, 2011 Series A preferred shares of an unlisted company USD ($)	Apr. 28, 2011 Series A preferred shares of an unlisted company CNY
AVAILABLE-FOR-SALE INVESTMENTS
Total investment	$ 13,209,000	82,292,000	99,280,000	$ 12,934,000	80,576,000	97,564,000					1,716,000	1,716,000	$ 275,000
Number of units or shares purchased							9,790.59							970,591	970,591
Cost of investment							97,931,000							200,000	1,259,000
Fair value of investment								12,933,000	80,576,600	97,564,000	1,716,000	1,716,000	275,000
Change in fair value of available for sale securities recorded in other comprehensive income								255,855	1,594,000	367,000		457,000
Number of units or shares disposed	1,838.04	1,838.04
Consideration received from sale of available-for-sale investments	2,983,000	18,582,000
Reclassification of accumulated unrealized gains recorded in accumulated other comprehensive income to other income	$ 35,954	224,000
Number of indicators of impairment of investment				0	0	0						0	0
Period from the issuance date on or after which the company has the right to request redemption											5 years
Redemption price as a percentage of original issuance price													120.00%